Other reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Equity component of convertible bonds	$ 0	$ 21,391
Share based payments	17,272	21,520
Other reserves	$ 17,272	$ 42,911